Stockholder's Equity (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 19, 2019 shares	Dec. 17, 2018 shares	Jan. 31, 2019 shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Sep. 30, 2020 shares	Mar. 31, 2020 shares	Nov. 06, 2018 $ / shares	Oct. 21, 2018 shares
Stockholders Equity [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Warrants exercise price | $ / shares				$ 0.01	$ 0.01
Number of days for written notice of redemption				30 days	30 days
Common stock equals or exceeds for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date | $ / shares				$ 18.00	$ 18.00
Additionally minimum price of public warrants become exercisable prior written notice of redemption | $ / shares				10.00	10.00
Convertible exercisable or exchangeable for shares of common stock at an issue price | $ / shares				$ 9.20	$ 9.20
Percentage of warrant exercise price in new issuance				115.00%	115.00%
Sponsor
Stockholders Equity [Line Items]
Reverse split ratio		0.8-for-1
Common stock shares outstanding		5,750,000
Number of forfeited shares			575,000
Warrants exercise price | $ / shares				$ 1.50	$ 1.50
Class A Common stock
Stockholders Equity [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued included possible redemption					23,000,000		23,000,000
Common stock shares outstanding included possible redemption					23,000,000		23,000,000
Number of shares issued for possible redemption				22,123,034	22,061,272	0
Common stock, shares issued				876,966	938,728	0
Common stock shares outstanding				876,966	938,728	0		876,491		0
Stock Conversion Ratio				1
Class B common stock
Stockholders Equity [Line Items]
Common stock, shares authorized				10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				5,750,000	5,750,000	5,750,000
Common stock shares outstanding				5,750,000	5,750,000	5,750,000	5,750,000	5,750,000		0
Number of forfeited shares					575,000
Percentage of issued and outstanding common stock after the initial public offering					20.00%	20.00%
Voting rights of common stock				one vote	one vote
Class B common stock | Sponsor
Stockholders Equity [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001
Common stock shares outstanding		5,750,000
Number of forfeited shares			575,000		750,000
Number of shares issued to underwriter	750,000
Class B common stock | Sponsor | Maximum
Stockholders Equity [Line Items]
Number of forfeited shares			750,000